FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment  [   ];  Amendment Number:
    This Amendment  (Check only one.):     [   ]  is a restatement.
				         [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		First Fiduciary Investment Counsel, Inc.
Address:	1375 East Ninth Street
		Suite #2450
		Cleveland, Ohio   44114

13F File Number:	28-7360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mary Anderson
Title:	Principal
Phone:	(216) 623-7700

Signature, Place, and Date of Signing:


	[SIGNATURE]	   Cleveland,  Ohio	   December 31, 2006

Report Type [Check only one.]:

[X] 	13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
manager are reported in this report.)

[   ]  	13F NOTICE.   (Check here if no holdings reported are in this
report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.    (Check here if a portion of the holdings
for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



FORM 13F SUMMARY PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2006


	a.	Other Included Managers 	        0

	b.	Information Table Entry Total	       56

	c.	Information Table Value Total   $ 252,176

		List of Other Included Managers	     None


FORM 13 F
(SEC USE ONLY)

Quarter Ending December 31, 2006
Name of Reporting Manager     First Fiduciary Investment Counsel, Inc.


                                                               MKT
                                     SECURITY                  VAL
SECURITY                     TYPE    SYMBOL    CUSIP         x 1000     SHARES

3M COMPANY                   common   mmm      88579y101      8,143    104,486
AMERICAN ELEC PWR            common   aep      025537101        203      4,761
AMERICAN EXPRESS             common   axp      025816109        141      2,316
AT&T INC.                    common   t        00206R102      9,173    256,580
AUTOMATIC DATA PROCESSING    common   adp      053015103        302      6,138
BANK OF AMERICA              common   bac      060505104      4,014     75,180
BECTON DICKINSON & CO.       common   bdx      075887109        154      2,200
BP PLC SPONS ADR             common   bp       055622104      6,916    103,077
CEDAR FAIR L.P.              common   fun      150185106        152      5,450
CITIGROUP                    common   c        172967101        178      3,190
COCA-COLA CO                 common   ko       191216100      9,290    192,545
COLGATE PALMOLIVE            common   cl       194162103        198      3,039
CON AGRA                     common   cag      205887102      4,069    150,700
CON EDISON CO                common   ed       209115104      3,062     63,695
CONOCOPHILLIPS               common   cop      20825c104      4,766     66,237
CORNING INC                  common   glw      219350105      3,519    188,100
DOMINION RES INC             common   d        25746u109        272      3,250
E I DUPONT DE NEMOURS        common   dd       263534109      8,578    176,094
EMERSON ELECTRIC             common   emr      291011104      8,321    188,720
EXXON MOBIL                  common   xom      30231G102      5,527     72,131
FIRST ENERGY                 common   fe       337932107        785     13,010
GAP INC                      common   gps      364760108      6,365    326,425
GENERAL ELECTRIC             common   ge       369604103     12,746    342,551
GENERAL MILLS INC            common   gis      370334104     10,344    179,581
HARLEY DAVIDSON INC.         common   hog      412822108        122      1,725
HERSHEY FOODS                common   hsy      427866108        121      2,431
HOME DEPOT INC               common   hd       437076102      9,159    228,054
HONEYWELL INTL               common   hon      438516106      7,105    157,060
IDEARC INC.                  common   iar      451663108        316     11,047
INTEL CORP                   common   intc     458140100      6,744    333,020
INTL BUS. MACHINES           common   ibm      459200101        366      3,770
JOHNSON & JOHNSON INC        common   jnj      478160104      9,564    144,861
JP MORGAN CHASE              common   jpm      46625H100     10,378    214,859
KIMBERLY-CLARK               common   kmb      494368103      9,943    146,322
LILLY, ELI & CO              common   lly      532457108      3,324     63,793
LUBRIZOL CORP                common   lz       549271104      6,304    125,745
MARATHON OIL                 common   mro      565849106      6,199     67,016
MCDONALDS CORP               common   mcd      580135101      8,823    199,019
MCGRAW HILL INC              common   mhp      580645109        343      5,047
MERCK &  CO.                 common   mrk      589331107        118      2,700
MICROSOFT CORP               common   msft     594918104      8,455    283,171
MOODY'S CORPORATION          common   mco      615369105        275      3,989
MOTOROLA INC                 common   mot      620076109      6,173    300,266
NATIONAL CITY                common   ncc      635405103      7,849    214,677
PEPSICO                      common   pep      713448108        257      4,114
PFIZER INC                   common   pfe      717081103      7,686    296,750
PPG INDUSTRIES INC           common   ppg      693506107      6,013     93,640
PROCTER & GAMBLE CO          common   pg       742718109        145      2,270
PROGRESS ENERGY              common   pgn      743263105        174      3,550
PUBLIC SERV. ENT             common   peg      744573106        100      1,511
SCHERING PLOUGH              common   sgp      806605101        669     28,315
VERIZON COMM                 common   vz       92343V104      8,308    223,101
VF CORP                      common   vfc      918204108      6,553     79,841
WACHOVIA CORP                common   wb       929903102     12,471    218,989
WRIGLEY                      common   wwy      982526105        698     13,505
WYETH                        common   wye      983024100        203      3,988

                                                            252,176
                                                         231,893